Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	VICTORY ENERGY CORP
Entity Central Index Key	0000700764
Entity Filer Category	Smaller Reporting Company
Document Type	S-1/A
Document Period End Date	Sep. 30, 2017
Amendment Flag	true
Amendment Description	The sole purpose of this amendment is to provide certain exhibits to the Registration Statement, as indicated in Item 16 of Part II of this amendment, including certain XBRL data files. No change is made to the preliminary prospectus constituting Part I of the Registration Statement or Items 13, 14, 15 or 17 of Part II of the Registration Statement. Accordingly, this amendment consists only of the facing page, this explanatory note, Item 16 of Part II and the signature page to the Registration Statement.